SUMMARY OF STOCK OPTION ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares Outstanding, Ending Balance	5,997,544	6,546,710	3,456,710
Shares, Granted			3,250,000
Shares, Exercised
Shares, Expired		(32,500)
Shares, Forfeited		(516,666)	(160,000)
Shares Outstanding, Ending Balance	5,997,544	5,997,544	6,546,710
Shares, Balance Exercisable	5,997,544	4,622,544
Weighted Average Exercise Price, Outstanding Ending Balance	$ 0.91	$ 0.89	$ 1.40
Weighted Average Exercise Price, Granted			0.34
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired		2.17
Weighted Average Exercise Price, Forfeited		1.42	1.92
Weighted Average Exercise Price, Outstanding Ending Balance		0.91	$ 0.89
Weighted Average Exercise Price, Balance Exercisable		$ 1.42
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares Outstanding, Ending Balance	5,997,544
Shares, Granted
Shares, Exercised
Shares, Expired
Shares, Forfeited
Shares Outstanding, Ending Balance	5,997,544	5,997,544
Shares, Balance Exercisable	5,997,544
Weighted Average Exercise Price, Outstanding Ending Balance	$ 0.84
Weighted Average Exercise Price, Expired
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Outstanding Ending Balance	0.84	$ 0.84
Weighted Average Exercise Price, Balance Exercisable	$ 0.84